GARDNER LEWIS INVESTMENT TRUST

                      The Chesapeake Aggressive Growth Fund


                                   SUPPLEMENT
                              Dated October 9, 2000



This Supplement to the Prospectus and the Statement of Additional Information of The Chesapeake Aggressive Growth Fund ("Fund"), a series of the Gardner Lewis Investment Trust, is to notify potential investors and other interested parties that as of September 30, 2000, the Fund had substantial net undistributed realized capital gains which will be distributed to shareholders of record prior to November 30, 2000. It is important to note that the capital gains distribution will be taxable to certain shareholders. You should consult your tax advisor as to how this may affect you. For additional information, please see the Fund's annual report to shareholders dated August 31, 2000. You may also contact the Fund at 1-800-430-3863 for further information.







          Investors Should Retain This Supplement for Future Reference
          ------------------------------------------------------------

                         GARDNER LEWIS INVESTMENT TRUST

                           The Chesapeake Growth Fund

                           Super-Institutional Shares
                              Institutional Shares
                             Class A Investor Shares


                                   SUPPLEMENT
                              Dated October 9, 2000


This Supplement to the Prospectuses and the Statement of Additional Information of The Chesapeake Growth Fund ("Fund"), a series of the Gardner Lewis Investment Trust, is to notify potential investors and other interested parties that as of September 30, 2000, the Fund had substantial net undistributed realized capital gains which will be distributed to shareholders of record prior to November 30, 2000. It is important to note that the capital gains distribution will be taxable to certain shareholders. You should consult your tax advisor as to how this may affect you. For additional information, please see the Fund's semi-annual report to shareholders dated August 31, 2000. You may also contact the Fund at 1-800-430-3863 for further information.




          Investors Should Retain This Supplement for Future Reference
          ------------------------------------------------------------

                         GARDNER LEWIS INVESTMENT TRUST

                         The Chesapeake Core Growth Fund


                                   SUPPLEMENT
                              Dated October 9, 2000


This Supplement to the Prospectus and the Statement of Additional Information of The Chesapeake Core Growth Fund ("Fund"), a series of the Gardner Lewis Investment Trust, is to notify potential investors and other interested parties that as of September 30, 2000, the Fund had substantial net undistributed realized capital gains which will be distributed to shareholders of record prior to November 30, 2000. It is important to note that the capital gains distribution will be taxable to certain shareholders. You should consult your tax advisor as to how this may affect you. For additional information, please see the Fund's semi-annual report to shareholders dated August 31, 2000. You may also contact the Fund at 1-800-430-3863 for further information.




          Investors Should Retain This Supplement for Future Reference
          ------------------------------------------------------------